Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [text block] [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 15 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

“Related Parties” – As defined in IAS 24 – ‘Related Party Disclosures” (hereinafter- “IAS 24”)

Key management personnel of the Company - included together with other entities, in the said definition of “Related Parties” mentioned in IAS 24, include some members of senior management.

a.	Transactions with related parties:

1):

	Year ended on December 31,
	2021	2020	2019
	USD in thousands
Benefits to related parties:
Payroll and related expenses to related parties employed by the Company*	1,241	629	389
Compensation to directors **	733	1,115	326

Directors’ and Officers’ insurance	788	405	158
Consultant services (see 4g and 4e below)	-	208	404
Interest and discount amortizations of loans from Jeffs’ Brands related parties ***	172	-	-
Finance expense on Screenz payable balance (see note 3D)	169	-	-
Eventer sales and marketing expenses to Keshet (see note 6 and note 3D)	279	-	-
Eventer revenues from related parties	23	-	-
Eventer general and administrative expenses to Screenz	13	-	-

*	Includes granted options benefit aggregated to USD 583 thousand, USD 189 thousand and USD 61 thousand for the years ended December 31, 2021, 2020 and 2019, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see Note 12c.
**

Includes granted options benefit aggregated to USD 195 thousand, USD 734 thousand and USD 126 thousand for the years ended December 31, 2021, 2020 and 2019, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see Note 12c. Also, in 2021 and 2020 including provision for bonus and payment of bonus of approximately USD 86 thousand and USD 34 thousand, respectively.

***	Julia Gerasimova, and Victor Hacmon are related parties of Jeffs’ Brands. See note 3E.

2)	a. Compensation to key management personnel

The compensation to key management personnel for employment services they provide to the Company is as follows:

	Year ended on December 31,
	2021		2020		2019
	USD in thousands
For employment services:
Payroll and other short-term benefits	657	*	440	**	328	***
Share based payments	584		189		61
	1,241		629		389

*	Including provision for bonus of approximately USD 118 thousand.
**	Including provision for bonus of approximately USD 53 thousand.
***	Including provision for bonus of approximately USD 46 thousand.

4)	Indemnification, exemption and insurance for directors and officers of the Company

a.	The Company provides its directors and officers with an obligation for indemnification and exemption.

b.	The Company has a directors and officers’ liability insurance policy covering all Company’s directors and officers. The Company currently has directors’ and officers’ liability insurance providing total coverage of USD 7 million for the benefit of all of the Company directors and officers, in respect of which the Company are charged a twelve-month premium of USD 721, and which includes a deductible of up to USD 1 million per claim, other than securities related claims filed in the United States or Canada, for which the deductible will not exceed USD 2.5 million and USD 5 million in respect of claim with respect to Mergers and Acquisitions.

5)	Transactions

a.	On May 30, 2019, the Company entered into an intercompany services agreement, or the Intercompany Agreement, with ScoutCam, for provision of services by the Company to ScoutCam. On April 19, 2020, the Intercompany Agreement was amended such that ScoutCam shall provide the Company with services to the Company, including usage of ScoutCam office space in consideration for a fee determined based on the actual usage by the Company. During 2021 no services have been provided under the Intercompany Agreement. On March 22, 2022, the Company received from ScoutCam Ltd. a prior written notice of termination of the Intercompany Agreement effective May 21, 2022.

b.	On June 3, 2019, the Company executed a capital contribution on account of additional paid in capital into ScoutCam of an aggregate amount of USD 720 thousand.

c.	On August 27, 2019, the Company provided ScoutCam with a line of credit in the aggregate amount of USD 500 thousand and, in exchange, ScoutCam agreed to grant the Company a capital note that will bear an annual interest rate of 4%. The repayment of the credit line amount shall be spread over one year in monthly payments beginning January 2020.

d.	On July 31, 2019, ScoutCam and Prof. Benad Goldwasser entered into a consulting agreement, whereby Prof. Goldwasser agreed to serve as chairman of the board of directors of ScoutCam, effective retroactively to March 1, 2019, in consideration for, inter alia, a monthly fee of USD 10 thousand and options representing 5% of the Company fully diluted share capital as of the Closing Date (see note 14(a)(4)(f)).

e.	During December 2019, ScoutCam entered into a consulting agreement with Shrem Zilberman Group Ltd. (the “Consultant”) in the amount of USD 165 thousand. A director of ScoutCam is related to one of the Consultant’s shareholders.

In addition, the Consultant will be entitled to receive the amount representing 3% of any exercise price of each Warrant A or Warrant B that may be exercised in the future (see note 3). In the event the total proceeds received as a result of exercise of Warrants will be less than USD 2 million at the time of their expiration, the Consultant will be required to invest USD 250 thousand in ScoutCam Inc. As of December 31, 2021, holders of the foregoing warrants have exercised in excess of USD 2 million and, accordingly, the Consultant is not required to invest USD 250 thousands in ScoutCam Inc.

f.	On February 12, 2020, ScoutCam’s Inc. Board of Directors authorized the grant of options to purchase 2,235,691 shares of Common Stock to Professor Benad Goldwasser, ScoutCam’s Inc. Chairman of the Board, and options to purchase 1,865,346 shares of Common Stock to certain officers of ScoutCam Inc. Each option is convertible into one share of common stock of ScoutCam Inc. of USD 0.001 par value at an exercise price of USD 0.29.

g.	On May 1, 2019, the Company entered into a consulting agreement, or the Consulting Agreement, with L.I.A Pure Capital Ltd. or Pure Capital, a company owned by Kfir Zilberman for the provision of business development and strategic consulting services, including ongoing consulting to the Company, its management and its chief executive officer in the fields of M&A and investment activities. In consideration for its services, Pure Capital is entitled to a monthly fee of NIS 40 thousand (approximately USD 11 thousands), a finder’s fee of 5% of any investment of equity or debt introduced by him to the Company and reimbursement of expenses of up to USD 1 thousand per month. As part of Gix investment Pure capital received a finder fee in the amount of USD 125 thousand. On January 10, 2021, the Company and Pure Capital entered into amendment no. 2 of the Consulting Agreement. Under amendment no. 2, Pure Capital shall be entitled to a special bonus upon consummation of an offering of the Company’s securities. The special bonus will depend on the gross proceeds of such an offering. The transaction also includes granted options benefit aggregated to USD 189 thousand in 2020.

h.	On October 15, 2020, the Company signed a share purchase agreement and a revolving loan agreement with Eventer. As part of the share purchase agreement and the revolving loan agreement, the Company invested USD 750 thousand. For additional information see note 3D. On April 8, 2021, Eventer consummated a share purchase agreement for an aggregate amount of USD 2.25 million out of which the Company invested USD 300 thousands. As a result, the Company currently holds approximately 47.69% of Eventer’s share capital. During November 2021, the Company and Eventer agreed that the Initial Advance loan will be repaid the earlier of (i) six months following the Maturity Date of the Initial Advance; or (ii) immediately following an initial public offering of Eventer. On November 11, 2021 the Company loaned additional amount of USD 250 thousands to Eventer be repaid 6 months starting the loan received by eventer. The loan will bear 4% interest per year.

i.	On April 19, 2020, the Company entered into an Asset Transfer Agreement, effective January 20, 2020, with our majority owned subsidiary GERD IP. Pursuant to the Asset Transfer Agreement, the Company transferred certain of our patents in consideration for seven capital notes issued to us by GERD IP, of USD 2 million each.

j.	On February, 2021, the Company entered into two loans and pledges agreements with Jeffs’ Brands and its other stockholder, to finance Smart Repair Pro’s additional purchases of three new brands on the Amazon online marketplace. Pursuant to the agreements, the Company extended a USD 4 million loans, with an annual interest of 4%, to be repaid on the fifth anniversary of the effective date.

k.	On October 13, 2021, the Company entered into a loan agreement with Gix in the amount of USD 1.24 million (NIS 4 million). For additional information see note 3F.

b. Balances with related parties:

(1) Current Assets:

	December 31,	December 31,
	2021	2020
	USD in thousands

Related party prepaid expense - media Space from Keshet (a related party of Eventer)	981	-
Other receivables (related party of Eventer)	18	-
	999	-

(2) Non-Current Assets:

	December 31,	December 31,
	2021	2020
	USD in thousands

Short term loan to a related party (loan from Medigus to Gix)	1,265	-
	1,265	-

(3) Current Liabilities:

	December 31,	December 31,
	2021	2020
	USD in thousands

Compensation to key management personnel	270	139
Current liabilities of Jeffs’ Brands to related parties	177	-
Other accrued expenses to related parties of Eventer	169	-
	616	139

	December 31,
	2021	2020
	USD in thousands
Current liabilities, presented in the consolidated statements of financial position among “accrued expenses and other liabilities”:
Directors’ fee	183	33
Consultant services	-	91
Payroll, provision for bonus and for termination of employment	87	15
	270	139

(4) Loans:

	December 31,	December 31,
	2021	2020
	USD in thousands

Current portion of long-term payable - Screenz cross media Ltd (a related party of Eventer). See note 3D.	506	-
Long-term payable - Screenz cross media Ltd (a related party of Eventer). See note 3D	711	-
Short term loans of Jeffs’ Brands from related parties (*)	111	-
Long term loans of Jeffs’ Brands from related parties (**)	689	-

*	Kfir Zilberman is a related party of Jeffs’ Brands.
**	Julia Gerasimova, Kfir Zilberman and Victor Hacmon are related parties of Jeffs’ Brands.

c.	As to options granted to related parties, see Note 11c.